Exhibit 99.6

Client Name:
Client Project Name:	SCOT 2017-2
Start - End Dates:	1/5/17 TO 8/17/17
Deal Loan Count:	183

Waived Conditions Summary

Report Run Date:	9/1/2017

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER2548	Missing AUS or AUS errors present	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3602	TRID - Closing Disclosure: At least one section contains formatting that does not comply with the Regulation	4
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3620	TRID - Costs at Closing and or Calculating Cash to Close tables are inconsistent across disclosures	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3690	TRIDEvidence in file that a fee was imposed on the borrower prior to the borrower expressing an intent to proceed	3
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3730	TRID - Error #2 discovered on Closing Disclosure	4
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3734	TRID - Error #3 discovered on Closing Disclosure	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4583	TRID - LE sent prior to CD, but either confirmed receipt date or assumed receipt date is on or after the CD receipt date	1
Compliance	Federal Consumer Protection	CMPFDCP3206	NMLS License verification found Loan Originator Name does not match ID	17
Compliance	Federal Consumer Protection	CMPFDCP3208	NMLS License verification found Loan Originator was inactive at time of origination	1
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	4
Compliance	Documentation	CMPDOC3076	Legal document was not executed or is incomplete	1
Compliance	RESPA	CMPRESPA2704	RESPA - List of homeowners counseling organizations not compliant	1
Compliance	RESPA	CMPRESPA3468	RESPANo evidence that Your Home Loan Toolkit was delivered to the borrower	1
Compliance	Compliance Manual	CMPMAN2956	Missing disclosure	7
Total				48

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